Shareholders' Equity (Details 1) - $ / shares	1 Months Ended	6 Months Ended
	Sep. 18, 2015	Jun. 30, 2016
Number of Shares
Non-vested options Vested	(2,516,690)
Employee Stock Option [Member]
Number of Shares
Non-vested options granted		20,100,000
Non-vested options Vested		(9,915,659)
Non-vested options forfeited		(4,533,334)
Weighted average grant date fair value
Non-vested options granted		$ 0.1
Non-vested options Vested		0.21
Non-vested options forfeited		$ 0.11
Nonvested Option [Member]
Number of Shares
Non-vested options at December 31, 2015		58,480,181
Non-vested at June 30, 2016		64,131,188
Weighted average grant date fair value
Non-vested options at December 31, 2015		$ 0.21
Non-vested at June 30, 2016		$ 0.21